Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of Investments [Abstract]
Summary of Short-Term Investments	As of December 31, 2023 and 2022, short-term investments were as follows:

(in thousands)	2023	2022

Commercial paper	$81,023	$672,597
Money market deposits	308,675	15,000
Total short-term investments	$389,698	$687,597